Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liability	$ 4,289,634	$ 25,475,514	$ 20,236,870
Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities and Fair Value Measurements (Details) - Schedule of fair value on a recurring basis in the accompanying financial statements [Line Items]
Derivative liability	$ 4,289,634	$ 25,475,514	$ 20,236,870